ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Disclosure of detailed information about accounts receivable

As at	December 31, 2018	December 31, 2017
Trade receivables	$8,129	$4,246
Sales tax and other statutory receivables	11,357	10,379
Other receivables	665	1,043
	$20,151	$15,668